Deferred Tax Assets and Liabilities - Summary of Movement in Temporary Differences (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	$ (188,604)	$ (156,310)
Deferred tax expense recognized in income or loss	12,981	(20,699)
Deferred tax recognized in directly in equity	(1,206)	(3,633)
Acquired in business combinations	(1,411)	(7,962)
Ending Balance	(178,087)	(188,604)
Intangible Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	(79,346)	(76,682)
Deferred tax expense recognized in income or loss	11,396	8,584
Deferred tax recognized in directly in equity	(880)	(2,669)
Acquired in business combinations	(5,211)	(8,579)
Ending Balance	(74,041)	(79,346)
Long-Term Debt
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	5,886	1,684
Deferred tax expense recognized in income or loss	(1,104)	(3,445)
Deferred tax recognized in directly in equity	70	7,647
Ending Balance	4,852	5,886
Employee Benefits
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	7,449	5,460
Deferred tax expense recognized in income or loss	2,387	1,279
Deferred tax recognized in directly in equity	798	710
Ending Balance	10,634	7,449
Provisions
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	9,874	12,580
Deferred tax expense recognized in income or loss	5,191	(2,912)
Deferred tax recognized in directly in equity	86	206
Ending Balance	15,151	9,874
Tax Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	14,603	7,294
Deferred tax expense recognized in income or loss	(14,396)	7,384
Deferred tax recognized in directly in equity	(113)	(75)
Ending Balance	94	14,603
Other
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	(1,358)	(1,863)
Deferred tax expense recognized in income or loss	735	(1,362)
Deferred tax recognized in directly in equity	545	1,867
Acquired in business combinations	(30)
Ending Balance	(108)	(1,358)
Net Deferred Tax Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	(231,496)	(207,837)
Deferred tax expense recognized in income or loss	17,190	(11,171)
Deferred tax recognized in directly in equity	(701)	4,053
Acquired in business combinations	(6,653)	(16,541)
Ending Balance	$ (221,505)	$ (231,496)